GROUP ENTITIES (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pembina Pipeline
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Gas Services Limited Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Oil Sands Pipeline L.P.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Midstream Limited Partnership
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Infrastructure and Logistics L.P.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina Holding Canada L.P.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Pembina U.S. Corporation
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%